Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Basic Net (Loss) Income per share
Net income	[1]	$ 15,798	$ 14,211
Less: income allocated to participating securities		0	(14,045)
Net income attributable to common shareholders		$ 15,798	$ 166
Weighted average common shares outstanding - basic		15,105,851	1,410,549
Net income (loss) per share—basic		$ 1.05	$ 0.12
Diluted Net income (Loss) per share
Net income	[1]	$ 15,798	$ 14,211
Less: income allocated to participating securities		0	(13,912)
Net income attributable to common shareholders		$ 15,798	$ 299
Weighted average common shares outstanding - basic		15,105,851	1,410,549
Weighted average effect of dilutive convertible preferred stock		18,556,453	0
Weighted average effect of dilutive stock options		2,341,759	1,244,300
Weighted average common shares outstanding - diluted		36,004,063	2,654,849
Net income per share - diluted		$ 0.44	$ 0.11

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.